10-Q SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	3 Months Ended
Mar. 31, 2022
Accounting Policies [Abstract]
BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION, DESCRIPTION OF THE BUSINESS and LIQUIDITY AND CAPITAL RESOURCES
DESCRIPTION OF THE BUSINESS
Comstock innovates technologies that contribute to global decarbonization and circularity by efficiently converting massive supplies of under-utilized natural resources into renewable fuels and electrification products that contribute to balancing global uses and emissions of carbon. We intend to use our technologies to build, own, and operate a fleet of advanced carbon neutral extraction and refining facilities, to sell of complimentary process solutions and related services, and to provide license rights to qualified strategic partners.
Our strategic plan is based on innovating and using our technologies and the renewable energy products that they enable to reduce reliance on long cycle fossil fuels, to shift to and maximize throughput of short cycle fuels, and to lead and support the adoption and growth of a highly profitable, balanced worldwide short cycle ecosystem that continuously offsets, recycles, and contributes to neutralizing global carbon emissions by rapidly growing and replenishing vast quantities of feedstock for renewable circular fuels. We also make strategic and other investments that contribute to our mission of enabling systemic decarbonization and help to realize our vision of a net zero carbon world..
LIQUIDITY AND CAPITAL RESOURCESThe Consolidated Financial Statements are prepared on the going concern basis of accounting that assumes the realization of assets and the satisfaction of liabilities in the ordinary course of business.
BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION
Comstock Mining Inc. and its wholly-owned subsidiaries (we, us, our, Comstock, or the Company), is a leading innovator of technologies that enable systemic decarbonization and circularity by efficiently converting under-utilized waste and renewable natural resources into fuels and electrification products that contribute to balancing global uses and emissions of carbon. We expect to generate revenue by developing, using, selling, and supporting new clean technologies that facilitate the more efficient use of scarce natural resources. We are commercializing environment-enhancing, material science-based technologies, products, and processes including carbon neutral cellulosic bio-fuels and carbon reducing lithium-ion battery metal recycling.
The condensed consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States ("GAAP") and include the accounts of Comstock Mining Inc. and its wholly-owned subsidiaries, Comstock Innovation Corporation (“CIC”) and Comstock IP Holdings LLC ("CIP") since their acquisition in September 2021, Comstock Engineer Corporation.(“CEC”) since its acquisition in June 2021, MANA Corporation (“MANA”) since its acquisition in July 2021, Comstock Processing LLC, Comstock Northern Exploration LLC, Comstock Exploration and Development LLC, and, Comstock Mining LLC, since its re-acquisition on March 31, 2022, Comstock Real Estate Inc., Comstock Industrial LLC, Downtown Silver Springs LLC ("DTSS"), and the 90% owned LINICO Corporation since its majority acquisition on December 31, 2021. Intercompany transactions and balances have been eliminated. The condensed consolidated financial statements do not include all disclosures required of annual consolidated financial statements and, accordingly, should be read in conjunction with our consolidated financial statements and notes thereto in our Annual Report on Form 10-K for the fiscal years ended December 31, 2021 and 2020.
Operating results for the three months ended March 31, 2022 may not be indicative of full year results expected for 2022.
In management's opinion, the accompanying condensed consolidated financial statements contain all adjustments, consisting of normal recurring adjustments, necessary for a fair statement of our financial position as of March 31, 2022, and our results of operations, cash flows and changes in equity for the three months ended March 31, 2022 and 2021.
DESCRIPTION OF THE BUSINESS
Comstock innovates technologies that enable systemic decarbonization and circularity by efficiently converting under-utilized waste and renewable natural resources into fuels and electrification products that contribute to balancing global uses and emissions of carbon. Comstock plans to achieve financial, natural, and social gains by building, owning, and operating a fleet of advanced carbon neutral extraction and refining facilities, commercializing complimentary process solutions and related services, and licensing selected technologies to strategic partners.
Our strategic plan is based on innovating and using our technologies and the renewable energy products that they enable to reduce reliance on long cycle fossil fuels, to shift to and maximize throughput of short cycle fuels, and to lead and support the adoption and growth of a highly profitable, balanced worldwide short cycle ecosystem that continuously offsets, recycles, and contributes to neutralizing global carbon emissions by rapidly growing and replenishing vast quantities of feedstock for renewable circular fuels. We also make strategic and other investments that contribute to our mission of enabling systemic decarbonization and help to realize our vision of a net zero carbon world.Comstock historically focused on natural resource exploration, development, and production, with an emphasis on mining gold and silver resources from its extensive contiguous property holdings in the historic Comstock and Silver City mining districts in Nevada. During 2021 and 2022, we completed a series of transactions that were designed to build on our competencies and position us to address and capitalize on the global transition to clean energy. Those transactions primarily included (i) our sale and subsequent optioning for sale of Comstock Mining LLC, the owner of our Lucerne resource area in Storey County, Nevada, and related permits, (ii) our acquisitions of 100% of Comstock Innovations Corporation (F/K/A Plain Sight Innovations Corporation), 100% of Comstock Engineering Corporation (F/K/A Renewable Process Solutions, Inc.), 100% of MANA Corporation, and 90% of LINICO Corporation, (iii) our acquisition of intellectual property assets from FLUX Photon Corporation, and (iv) our purchase of 48.19% of Quantum Generative Materials LLC and other minority investments. Collectively, these transactions added the management, employees, facilities, intellectual properties, and other assets we needed to restructure and transform our Company and business into an emerging leader in the innovation and sustainable production of renewable energy products, including cellulosic fuels and electrification metals.LIQUIDITY AND CAPITAL RESOURCESThe Condensed Consolidated Financial Statements are prepared on the going concern basis of accounting that assumes the realization of assets and the satisfaction of liabilities in the ordinary course of business.
RECLASSIFICATIONS
RECLASSIFICATIONS
Certain prior year amounts have been reclassified to conform to the 2021 financial statement presentation. Reclassifications had no effect on net income (loss), stockholders' equity, or cash flows as previously reported.
RECLASSIFICATIONS
Certain prior period amounts have been reclassified to conform to the 2022 financial statement presentation. Reclassifications had no effect on net income (loss), stockholders' equity, or cash flows as previously reported.

COVID-19 , ADOPTION OF NEW ACCOUNTING STANDARDS and RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS
COVID-19
The outbreak in 2020 of the novel coronavirus (“COVID-19”) resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, including the implementation of social distancing measures, quarantine periods and travel bans, have caused material disruptions to many businesses and negatively impacted economic activities. Global equity markets have experienced significant volatility. Governments and their central banks have reacted with significant fiscal and monetary interventions designed to mitigate the impacts and stabilize economic conditions. The impact and ultimate duration of the COVID-19 outbreak is currently unknown, as is the efficacy of these governmental interventions. For nearly two years in Nevada, local governments, state health officials, emergency managers, local health authorities and community partners have come together in a statewide response to COVID-19. Processes continue to be in place to support testing, contact tracing, disease investigation and vaccine rollout in communities throughout the state. On January 18, 2022, Nevada Health Response provided an update on county risk levels as posted by the Centers for Disease Control and Prevention (CDC). As of that date, all Nevada counties were listed as high risk of transmission. Cases continued to increase rapidly across the state with the recent omicron variant surge. According to Directive 045 signed by Nevada Governor Steve Sisolak, everyone, regardless of vaccination status, will be required to wear masks in indoor settings again. On February 10, 2022, after a marked decline in new omicron variant cases, Nevada Governor Steve Sisolak announced that the state was dropping its statewide mask mandate, "effective immediately". We are operating in alignment with these guidelines for protecting the health of our employees, partners and suppliers.
RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS
In August 2020, the FASB issued Accounting Standards Update (“ASU”) No. 2020-06 Debt - Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity. The update is to address issues identified as a result of the complexity associated with applying generally accepted accounting principles for certain financial instruments with characteristics of liabilities and equity. The update is effective for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years and with early adoption permitted. The Company is currently evaluating the impact of adopting this standard on its consolidated financial statements.
In March 2021, the FASB issued ASU 2021-07 (Topic 323), Investments – Equity Method and Joint Ventures. The new guidance eliminates the requirement that when an investment qualifies for use of the equity method as a result of an increase in the level of ownership interest or degree of influence, an investor must adjust the investment, results of operations, and retained earnings retroactively on a step-by-step basis as if the equity method had been in effect during all previous periods that the investment had been held. The guidance is effective for fiscal years, beginning after December 15, 2021. Early adoption is permitted. The Company is currently evaluating the possible impact of ASU 2021-07, but does not anticipate that it will have a material impact on the Company's consolidated financial statements.
Management does not believe that any other recently issued, but not yet effective, accounting standards if currently adopted would have a material effect on the accompanying financial statements.
COVID-19
The outbreak in 2020 of the novel coronavirus (“COVID-19”) resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, including the implementation of social distancing measures, quarantine periods and travel bans, have caused material disruptions to many businesses and negatively impacted economic activities. Global equity markets have experienced significant volatility. Governments and their central banks have reacted with significant fiscal and monetary interventions designed to mitigate the impacts and stabilize economic conditions. The impact and ultimate duration of the COVID-19 outbreak is currently unknown, as is the efficacy of these governmental interventions. For more than two years in Nevada, local governments, state health officials, emergency managers, local health authorities and community partners have come together in a statewide response to COVID-19. Processes continue to be in place to support testing, contact tracing, disease investigation and vaccine rollout in communities throughout the state. On February 10, 2022, after a marked decline in new omicron variant cases, Nevada Governor Steve Sisolak issued Directive 052 and announced that the state was dropping its statewide mask mandate, "effective immediately". We are operating in alignment with these guidelines for protecting the health of our employees, partners and suppliers.
ADOPTION OF NEW ACCOUNTING STANDARDS
In August 2020, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update (“ASU”) No. 2020-06 Debt - Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity. The update is to address issues identified as a result of the complexity associated with applying generally accepted accounting principles for certain financial instruments with characteristics of liabilities and equity. The update was effective for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. The adoption of this update on January 1, 2022 did not have a material impact on our condensed consolidated financial statements.
In March 2021, the FASB issued ASU 2021-07 (Topic 323), Investments – Equity Method and Joint Ventures. The new guidance eliminates the requirement that when an investment qualifies for use of the equity method as a result of an increase in the level of ownership interest or degree of influence, an investor must adjust the investment, results of operations, and retained earnings retroactively on a step-by-step basis as if the equity method had been in effect during all previous periods that the investment had been held. The guidance is effective for fiscal years, beginning after December 15, 2021. The adoption of this update on January 1, 2022 did not have a material impact on our condensed consolidated financial statements.
Management does not believe that any other recently issued, but not yet effective, accounting standards if currently adopted would have a material effect on the accompanying financial statements.